Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		Successor
	Depreciable Life	2012	2011
Land and improvements	5-10 years (for improvements)	$6.0	$7.1
Buildings and improvements	5-40 years	44.7	44.3
Equipment	3-15 years	164.6	130.5

		215.3	181.9
Less accumulated depreciation		(55.1)	(28.9)

		$160.2	$153.0